UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3385

                      (Investment Company Act File Number)


                             Federated Stock Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/07


                Date of Reporting Period:  Quarter ended 1/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED STOCK TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                   COMMON STOCKS--99.8%
                   CONSUMER DISCRETIONARY--10.8%
       252,850     Gannett Co., Inc.                                                                                  $   14,700,699
       336,810     Gap (The), Inc.                                                                                         6,456,648
       625,410   1 Interpublic Group Cos., Inc.                                                                            8,230,396
       348,800     Jones Apparel Group, Inc.                                                                              11,915,008
       448,270     Mattel, Inc.                                                                                           10,919,857
       291,850     McDonald's Corp.                                                                                       12,943,548
       134,800     Nike, Inc., Class B                                                                                    13,319,588
                      TOTAL                                                                                               78,485,744
                   CONSUMER STAPLES--8.2%
       156,880     Altria Group, Inc.                                                                                     13,709,743
       143,680     Coca-Cola Co.                                                                                           6,879,398
       367,700   2 Kraft Foods, Inc., Class A                                                                             12,840,084
       579,700     Kroger Co.                                                                                             14,840,320
       287,130     SUPERVALU, Inc.                                                                                        10,905,197
                      TOTAL                                                                                               59,174,742
                   ENERGY--8.3%
       155,700     BP PLC, ADR                                                                                             9,888,507
       217,638     Chevron Corp.                                                                                          15,861,458
       276,990     Exxon Mobil Corp.                                                                                      20,524,959
       253,400     Hess Corp.                                                                                             13,681,066
                      TOTAL                                                                                               59,955,990
                   FINANCIALS--32.3%
       323,490     Ace Ltd.                                                                                               18,691,252
       339,120     Allstate Corp.                                                                                         20,401,459
       516,290     Citigroup, Inc.                                                                                        28,463,068
       307,080     Federal Home Loan Mortgage Corp.                                                                       19,938,704
       241,730     Federal National Mortgage Association                                                                  13,664,997
        60,730     Goldman Sachs Group, Inc.                                                                              12,884,477
        70,480     Hartford Financial Services Group, Inc.                                                                 6,689,257
       248,300     MBIA Insurance Corp.                                                                                   17,835,389
       132,790     Merrill Lynch & Co., Inc.                                                                              12,423,832
       262,100     Morgan Stanley                                                                                         21,699,259
       126,320     Nationwide Financial Services, Inc., Class A                                                            6,903,388
       226,700     RenaissanceRe Holdings Ltd.                                                                            12,076,309
       572,950     U.S. Bancorp                                                                                           20,397,020
       298,420   2 Wells Fargo & Co.                                                                                      10,719,246
       164,900     XL Capital Ltd., Class A                                                                               11,378,100
                      TOTAL                                                                                              234,165,757
                   HEALTH CARE--13.0%
       265,100     Abbott Laboratories                                                                                    14,050,300
       104,320   1 Amgen, Inc.                                                                                             7,340,998
       293,100     Bristol-Myers Squibb Co.                                                                                8,438,349
       194,500     Cardinal Health, Inc.                                                                                  13,891,190
       341,000   1  Forest Laboratories, Inc., Class A                                                                    19,133,510
       198,350     Johnson & Johnson                                                                                      13,249,780
       692,960     Pfizer, Inc.                                                                                           18,183,270
                      TOTAL                                                                                               94,287,397
                   INDUSTRIALS--6.3%
       157,500     Avery Dennison Corp.                                                                                   10,766,700
       121,600     Illinois Tool Works, Inc.                                                                               6,200,384
       205,400   2 Masco Corp.                                                                                             6,570,746
       212,280     Northrop Grumman Corp.                                                                                 15,059,143
       228,891     Tyco International Ltd.                                                                                 7,297,045
                      TOTAL                                                                                               45,894,018
                   INFORMATION TECHNOLOGY--9.5%
       666,800   1 Avaya, Inc.                                                                                             8,555,044
       403,600   1 Dell, Inc.                                                                                              9,787,300
       147,400   1 Fiserv, Inc.                                                                                            7,748,818
       335,400     Hewlett-Packard Co.                                                                                    14,516,112
       424,120   2 Motorola, Inc.                                                                                          8,418,782
       740,800   1 Unisys Corp.                                                                                            6,385,696
       758,300   1 Xerox Corp.                                                                                            13,042,760
                      TOTAL                                                                                               68,454,512
                   MATERIALS--1.4%
       151,800     Sealed Air Corp.                                                                                       10,003,620
                   TELECOMMUNICATION SERVICES--7.0%
       463,150     AT&T, Inc.                                                                                             17,428,335
       232,966     Embarq Corp.                                                                                           12,931,943
       332,596   2 Verizon Communications                                                                                 12,811,598
       497,452     Windstream Corp.                                                                                        7,402,086
                      TOTAL                                                                                               50,573,962
                   UTILITIES--3.0%
        97,070     American Electric Power Co., Inc.                                                                       4,225,457
       222,700     SCANA Corp.                                                                                             9,068,344
       154,900     TXU Corp.                                                                                               8,376,992
                      TOTAL                                                                                               21,670,793
                      TOTAL COMMON STOCKS (IDENTIFIED COST $547,592,834)                                                 722,666,535
                   REPURCHASE AGREEMENTS-5.8%
  $  3,859,000     Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank           3,859,000
                   of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for
                   $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.
    20,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bear          20,000,000
                   Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/15/2036 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,060,000,297 (purchased with proceeds from securities lending collateral).
    18,003,000     Interest in $3,300,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ING           18,003,000
                   Financial Markets LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $3,378,754,250 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               41,862,000
                      TOTAL INVESTMENTS ---105.6%                                                                        764,528,535
                      (IDENTIFIED COST $589,454,834)
                      OTHER ASSETS AND LIABILITIES-NET-(5.6)%                                                           (40,276,216)
                      TOTAL NET ASSETS--100%                                                                          $  724,252,319

1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of January 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED          MARKET VALUE OF COLLATERAL
     $36,722,096                                $38,003,000

3 At January 31, 2007, the cost of investments for federal tax purposes was $589,454,834. The net unrealized appreciation of investments for federal tax purposes was $175,073,701. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $179,004,501 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,930,800.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}Prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED STOCK TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        March 16, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007